Intangible Assets, Net and Goodwill - future amortization of intangible assets (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Remainder of 2021	$ 13,191
2022	46,186	$ 17,984
2023	42,384	14,852
2024	37,483	13,558
2025	34,550	7,728
2025		6,004
Thereafter	43,410
Thereafter		17,300
Net carrying amount	$ 217,204	$ 77,426	$ 92,794